Inventories	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]

NOTE 5:- INVENTORIES

	December 31,
	2019	2018

Raw materials and components	$21,402	$17,425
Finished products (*)	16,075	12,605

	$37,477	$30,030

(*)	Including amounts of $0 and $836 for the years ended December 31, 2019 and 2018, respectively, with respect to inventory delivered to customers for which revenue was not yet recognized.